RBC Global Opportunities Fund Average Annual Total Returns	12 Months Ended	59 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	121 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World NR Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 3, 2014)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%		10.06%		9.23%	8.97%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	8.88%	6.24%		9.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.10%		7.78%		9.93%	9.74%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.92%		7.34%		9.35%	9.17%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.25%		6.09%		8.03%	7.87%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.16%		7.85%	9.79%	9.98%